                                  UNITED STATES

                       SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C. 20549

                                   FORM N-CSR

                         CERTIFIED SHAREHOLDER REPORT OF
                   REGISTERED MANAGEMENT INVESTMENT COMPANIES

                   Investment Company Act file number 811-2031
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                               MFS SERIES TRUST XI
-------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

                500 Boylston Street, Boston, Massachusetts 02116
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               (Address of principal executive offices) (Zip code)

                             James R. Bordewick, Jr.
                    Massachusetts Financial Services Company
                               500 Boylston Street
                           Boston, Massachusetts 02116
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                    (Name and address of agents for service)

       Registrant's telephone number, including area code: (617) 954-5000
-------------------------------------------------------------------------------

                   Date of fiscal year end: September 30, 2003
-------------------------------------------------------------------------------

                    Date of reporting period: March 31, 2004
-------------------------------------------------------------------------------

ITEM 1. REPORTS TO STOCKHOLDERS.

MFS(R) Mutual Funds
SEMIANNUAL REPORT 3/31/04

MFS(R) UNION STANDARD EQUITY FUND

A path for pursuing opportunity

[graphic omitted]

                                                           [logo] M F S(R)
                                                           INVESTMENT MANAGEMENT

--------------------------------------------------------------------------------
MFS(R) PRIVACY POLICY: A COMMITMENT TO YOU
--------------------------------------------------------------------------------

Privacy is a concern for every investor today. At MFS Investment Management(R) and the MFS funds, we take this concern very seriously. We want you to understand our policies about every MFS investment product and service that we offer and how we protect the nonpublic personal information of investors who have a direct relationship with us and our wholly owned subsidiaries.

Throughout our business relationship, you provide us with personal information; we maintain information and records about you, your investments, and the services you use. Examples of the nonpublic personal information we maintain include

o data from investment applications and other forms

o share balances and transactional history with us, our affiliates, or others

o facts from a consumer reporting agency

We do not disclose any nonpublic personal information about our customers or former customers to anyone except as permitted by law. We may share information with companies or financial institutions that perform marketing services on our behalf or to other financial institutions with which we have joint marketing arrangements. Access to your nonpublic personal information is limited to appropriate personnel who provide products, services, or information to you. We maintain physical, electronic, and procedural safeguards that comply with applicable federal regulations.

If you have any questions about MFS' privacy policy, please call 1-800-225-2606 any business day between 8 a.m. and 8 p.m. Eastern time.

Note: If you own MFS products or receive MFS services in the name of a third party such as a bank or broker-dealer, their privacy policy may apply to you instead of ours.

--------------------------------------------------------------------------------
NOT FDIC INSURED                 MAY LOSE VALUE                NO BANK GUARANTEE
NOT A DEPOSIT             NOT INSURED BY ANY GOVERNMENT AGENCY
--------------------------------------------------------------------------------

MFS(R) UNION STANDARD EQUITY FUND

The fund seeks long-term growth of capital.


TABLE OF CONTENTS

----------------------------------------------------

MFS PRIVACY POLICY
----------------------------------------------------
LETTER FROM THE CEO                                1
----------------------------------------------------
MFS ORIGINAL RESEARCH(R)                           5
----------------------------------------------------
MANAGEMENT REVIEW                                  6
----------------------------------------------------
PERFORMANCE SUMMARY                               10
----------------------------------------------------
PORTFOLIO OF INVESTMENTS                          13
----------------------------------------------------
FINANCIAL STATEMENTS                              18
----------------------------------------------------
NOTES TO FINANCIAL STATEMENTS                     30
----------------------------------------------------
TRUSTEES AND OFFICERS                             40
----------------------------------------------------
MONEY MANAGEMENT FOR ALL TYPES
OF INVESTORS                                      44
----------------------------------------------------
CONTACT INFORMATION                               45
----------------------------------------------------
ASSET ALLOCATION                                  46

-------------------------------------------------------------------------------
LETTER FROM THE CEO
-------------------------------------------------------------------------------

Dear Shareholders,

[Photo of Robert J. Manning]

Our firm was built on the strength of MFS Original Research(R), our in-depth analysis of every security we consider for our portfolios. We've been honing this process since 1932, when we created one of the mutual fund industry's first research departments. And we continue to fine-tune this process so that we can provide strong and consistent long-term investment performance to help you achieve your financial goals.

While we have achieved strong investment performance in many of our portfolios, our goal is to achieve the same strong results across all asset classes. To ensure that our portfolio teams are doing the best possible job for our firm's clients and shareholders, I am focusing the vast majority of my time on the three key elements that I believe truly differentiate MFS from its competitors: people, process, and culture.

PEOPLE

Our people have always been our most valuable resource. Our philosophy is to deliver consistent, repeatable investment results by hiring the most talented investors in our industry. We recruit from the nation's top business schools and hire experienced analysts, both domestically and around the globe.

Our analysts are the engine that powers our entire investment team because their recommendations have a direct impact on the investment performance of our portfolios. To demonstrate our ongoing commitment in this area, we increased the number of equity analysts at MFS from less than 40 at the end of 2000 to over 50 in April 2004. During that same period, we doubled the average investment experience of our new domestic equity analysts, from 2.6 years to 5.3 years, by recruiting more seasoned analysts to the firm. Moreover, our international network of investment personnel now spans key regions of the world with offices in London, Mexico City, Singapore, and Tokyo, as well as Boston.

One of the major advantages that MFS has over many of its competitors is that the position of research analyst is a long-term career for many members of our team, not simply a steppingstone toward becoming a portfolio manager. We have worked to elevate the stature of the analyst position to be on par with that of a portfolio manager. In fact, an exceptional research analyst has the opportunity to earn more at MFS than some portfolio managers.

At the same time, we look within the firm to promote talented analysts who choose a path toward becoming a portfolio manager. We rarely hire portfolio managers from our competitors because we believe the best investors are those steeped in the MFS process and culture. In the past few months, we have identified four senior research analysts who will assume roles on the management teams of several of our larger portfolios. MFS is fortunate to have a deep bench of talented investment personnel, and we welcome the opportunity to put their skills to work for our clients.

PROCESS

MFS was built on the strength of its bottom-up approach to researching securities. We have enhanced the mentoring process for our research analysts by calling on several of our most seasoned portfolio managers to supplement the work of Director of Global Equity Research David A. Antonelli. These portfolio managers will be taking a special interest in developing the careers of our research analysts and strengthening our investment process. Kenneth J. Enright of our value equity group will work with a team of domestic analysts; David E. Sette-Ducati of our small- and mid-cap equity team will work with analysts concentrating on small- and mid-cap companies; and Barnaby Wiener of our international equity team in London heads the European equity research team.

We have combined the bottom-up approach of our research process with a top-down approach to risk controls on portfolio composition. We have a very strong quantitative team under the leadership of industry veteran Deborah H. Miller, who represents the equity management department on the Management Committee of the firm. Quantitative analysis helps us generate investment ideas and, more importantly, assess the appropriate level of risk for each portfolio. The risk assessment is designed to assure that each portfolio operates within its investment objectives.

Additionally, we have increased the peripheral vision of our investment personnel across asset classes through the collaboration of our Equity, Fixed Income, Quantitative Analysis, and Risk Management teams. We recently codified this key aspect of our culture by forming an Investment Management Committee, composed of key members of these teams. This Committee will work to ensure that all teams are sharing information, actively debating investment ideas, and creating a unified investment team.

CULTURE

Teamwork is at the heart of our ability to deliver consistent and competitive investment performance over time. At MFS, each member of our team is involved in our success; we have no superstars. The collaborative nature of our process works to assure a consistent investment approach across all of our products and provides a high level of continuity in portfolio management because our investment performance never depends on the contributions of just a single individual. Our culture is based on an environment of teamwork that allows our investment personnel to be successful. In turn, we demand superior investment results from every member of our team.

We have created a meritocracy at our firm based on investment results. We hold all of our portfolio managers accountable for the performance of their portfolios and their contributions to the team. We also track the equity and fixed-income ratings of our analysts so we can evaluate them based on the performance of their recommendations. We align bonus compensation to investment performance by weighting rewards to those who have created the greatest long-term benefit for our shareholders and who contribute most successfully to the Original Research(SM) process.

The strength of our culture has resulted in a tremendous amount of stability, both in terms of people and assets under management. Although we have dismissed members of our team whose performance did not meet MFS' high standards, only one member of our investment team has voluntarily left the firm over the past six months, based on a decision to retire from the industry. Similarly, our firm's assets under management have remained remarkably steady. We began the year with $140 billion in assets and ended the first quarter with $142 billion in assets. We are very proud to have experienced growth during this period despite the difficult regulatory environment and the relatively flat performance of the stock market.

In short, we can help you achieve your financial goals by hiring talented people, following a disciplined process, and maintaining our firm's unique culture. The recent enhancements described in this letter reflect the collaborative spirit and the depth of resources in our investment teams.

As always, we appreciate your confidence in MFS and welcome any questions or comments you may have.

    Respectfully,

/s/ Robert J. Manning

    Robert J. Manning
    CEO, President, and Chief Investment Officer
    MFS Investment Management(R)

April 19, 2004

Note to Shareholders: On February 6, 2004, Jeffrey L. Shames retired as Chairman of MFS. Robert Pozen was named as non-executive Chairman. Also, on February 6, 2004, Robert J. Manning was appointed Chief Executive Officer, President, and Chief Investment Officer.

The opinions expressed in this letter are those of MFS, and no forecasts can be guaranteed.

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MFS ORIGINAL RESEARCH(R)
-------------------------------------------------------------------------------

THE MFS(R) DIFFERENCE

For 80 years MFS has been offering investors clear paths to pursuing specific investment objectives. Today, millions of individuals and thousands of institutions all over the world look to MFS to manage their assets with insight and care.

Our success, we believe, has to do with the fact that we see investors as people with plans, not just dollars to invest.

When you invest with MFS, you invest with a company dedicated to helping you realize your long-term financial goals.

INVESTORS CHOOSE MFS FOR OUR

o global asset management expertise across all asset classes

o time-tested money management process for pursuing consistent results

o full spectrum of investment products backed by MFS Original Research(R)

o resources and services that match real-life needs

TURNING INFORMATION INTO OPPORTUNITY

Sound investments begin with sound information. MFS has been doing its own research and analyzing findings in-house for decades. The process we use to uncover opportunity is called MFS Original Research(R).

MFS ORIGINAL RESEARCH INVOLVES:

o meeting with the management of 3,000 companies each year to assess their business plans and the managers' ability to execute those plans

o making onsite visits to more than 2,000 companies annually to gain first-hand knowledge of their operations and products

o analyzing financial statements and balance sheets

o talking extensively with companies' customers and competitors

o developing our own proprietary estimates of companies' earnings

-------------------------------------------------------------------------------
MANAGEMENT REVIEW
-------------------------------------------------------------------------------

MARKET ENVIRONMENT

The turnaround in global stock markets that began in the spring of 2003 continued for most of the six-month period that ended March 31, 2004. The release of increasingly positive economic numbers as the period progressed, particularly with regard to corporate earnings and GDP (gross domestic product) growth, helped drive the equity rally. By late 2003, corporate capital spending, which had been weak for some time, began to recover. Another driver of the equity rally, in our view, was the U.S. Federal Reserve Board's decision to leave interest rates at a four-decade low throughout the period. Although energy prices rose late in the period, core inflation - excluding volatile food and energy prices - remained low relative to historical averages.

FUND POSITIONING

Under normal market conditions, the fund invests at least 80% of its net assets in companies that are union- or labor-sensitive. We try to allocate at least 65% of the fund's investments to union-sensitive companies and its remaining investments to labor-sensitive companies. The criteria used in the selection of eligible companies may lead us to exclude, underweight, or overweight a particular industry or company that is included in the fund's performance benchmark, the Standard & Poor's 500 Stock Index (S&P 500). As a result, fund performance relative to our benchmark may be positively or negatively affected.

-----------------------------------------------
TOP 5 SECTOR WEIGHTINGS
AS OF 3/31/04

FINANCIAL SERVICES                        18.5%
-----------------------------------------------
HEALTH CARE                               12.6%
-----------------------------------------------
TECHNOLOGY                                12.0%
-----------------------------------------------
CONSUMER STAPLES                          10.7%
-----------------------------------------------
INDUSTRIAL GOODS & SERVICES                9.6%
-----------------------------------------------
The portfolio is actively managed, and current
weightings may be different.
-----------------------------------------------

DETRACTORS FROM PERFORMANCE

The fund underperformed the S&P 500 for the six-month period ended March 31, 2004. Stock selection in the technology sector was one of the detractors from fund performance. Our positions in data storage software company VERITAS Software and semiconductor manufacturer Intel lost ground over the period and held back relative returns. Not owning cellular phone technology firm QUALCOMM, whose stock soared over the period, also hurt relative results.

An overweighting in the transportation sector also detracted from the fund's relative return. Some of our railroad stocks were adversely impacted by workforce attrition. Railroads found themselves short-handed and unable to train replacement workers as quickly as they would have liked, which hurt their service levels. Trucking company Arkansas Best also hurt fund performance. The firm generated lower fourth-quarter earnings than it had expected, and its stock price declined as a result. As of the end of the period, the fund no longer owned this stock.

Individual stocks that cut into relative returns included media company Comcast and pharmaceutical companies Merck and Wyeth. Our holding in cable operator Comcast performed poorly after the firm made a bid to acquire Disney. (The fund did not own Disney stock.) Merck detracted from results because the company, in our view, was adversely affected by potential patent challenges, competition from generic drug companies, and a weak pipeline of drugs in development. We believe that Wyeth's stock price declined because of ongoing litigation over the company's diet drug and issues similar to those that affected Merck, such as patent challenges and competition.

The fund's cash position was another detractor from relative performance. As with nearly all mutual funds, this fund holds some cash to buy new holdings and to cover shareholder redemptions. In a period when equity markets rose sharply, cash hurt performance against our benchmark, the Standard & Poor's 500 Stock Index, which has no cash position.

CONTRIBUTORS TO PERFORMANCE

The retailing, financial services, and basic materials sectors made solid contributions to relative performance. Stock selection in retailing helped fund returns as a number of companies in that sector continued to benefit from strong consumer spending.

Strong stock selection in the financial services sector also contributed to relative returns. FleetBoston's stock price rose sharply when Bank of America announced its $47 billion takeover bid for Fleet. (The fund's position in Bank of America, however, underperformed the broad market during the period.) Loews Corporation, which is classified as a financial company because of its insurance business, also performed well during the period. The company's subsidiary CNA Financial restructured its business and sold some of its less profitable insurance lines.

Relative performance also benefited from stock selection and a slight overweighting in basic materials stocks. As the global economy recovered, demand for metals, chemicals, and industrial gases rose, particularly in the United States and in China. Increased demand pushed up commodity prices, and those increases fuelled higher earnings and solid performance from the group.

Companies in other sectors that contributed to the fund's returns were Eon Labs, PerkinElmer, and Apogent Technologies. Generic drug company Eon experienced good earnings growth during the period. PerkinElmer makes testing instruments used in genetic, chemical, and environmental testing. The company's stock, in our view, was undervalued at the start of the period, and its price rose with other technology stocks as the market rallied. When the stock market retreated somewhat at the end of the period, PerkinElmer's stock held on to most of its price gains. Apogent manufactures products used in medical diagnostic and research laboratories. The company's stock price rose sharply during the first quarter of 2004.

    Respectfully,

/s/ Lisa B. Nurme                             /s/ James M. Perkins

    Lisa B. Nurme                                 James M. Perkins
    Portfolio Manager                             Portfolio Manager

Note to shareholders: Ms. Nurme has announced her retirement from MFS effective on or about May 31, 2004. Upon Ms. Nurme's retirement, Mr. Perkins will assume sole responsibility for managing the fund.

The views expressed in this report are those of the portfolio managers only through the end of the period of the report as stated on the cover and do not necessarily reflect the views of MFS or any other person in the MFS organization. These views are subject to change at any time based on market and other conditions, and MFS disclaims any responsibility to update such views. These views may not be relied upon as investment advice or as an indication of trading intent on behalf of any MFS Fund. References to specific securities are not recommendations of such securities, and may not be representative of any MFS Fund's current or future investments.

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Visit mfs.com for our latest economic and investment outlook.

o Under Updates & Announcements, click Week in Review for a summary of recent investment-related news.

o From Week in Review, link to MFS Global Perspective for our current view of the world.

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
-------------------------------------------------------------------------------
PERFORMANCE SUMMARY THROUGH 3/31/04
-------------------------------------------------------------------------------

Because mutual funds are designed for investors with long-term goals, we have provided cumulative results as well as the average annual total returns for the applicable time periods. Performance results reflect the percentage change in net asset value, including the reinvestment of any dividends and capital gains distributions. (See Notes to Performance Summary.)

VISIT MFS.COM FOR THE MOST RECENT MONTH-END PERFORMANCE RESULTS. MARKET VOLATILITY CAN SIGNIFICANTLY AFFECT SHORT-TERM PERFORMANCE, AND CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA QUOTED.

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE, AND SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. THE PERFORMANCE SHOWN DOES NOT REFLECT THE DEDUCTION OF TAXES, IF ANY, THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES.

TOTAL RETURNS

--------------------
Average annual
without sales charge
--------------------

                      Class
      Share         inception
      class           date         6-mo     1-yr     3-yr      5-yr     10-yr
------------------------------------------------------------------------------
        A           8/07/1997       --      30.27%   -0.75%    -5.73%    6.49%
------------------------------------------------------------------------------
        B           8/11/1997       --      29.35%   -1.42%    -6.34%    6.06%
------------------------------------------------------------------------------
        C           8/11/1997       --      29.46%   -1.39%    -6.33%    6.07%
------------------------------------------------------------------------------
        I           1/14/1994       --      30.59%   -0.43%    -5.41%    6.75%
------------------------------------------------------------------------------

--------------------
Average annual
--------------------

  Comparative benchmarks
------------------------------------------------------------------------------
  Average large-cap
  core fund+                       12.38%   31.22%   -1.62%    -2.33%    9.28%
------------------------------------------------------------------------------
  Standard & Poor's
  500 Stock Index#                 14.07%   35.11%    0.63%    -1.20%   11.68%
------------------------------------------------------------------------------
Periods less than one year are actual, not annualized.

--------------------
Average annual
with sales charge
--------------------

------------------------------------------------------------------------------
        A                           --      22.78%   -2.69%    -6.84%    5.86%
------------------------------------------------------------------------------
        B                           --      25.35%   -2.42%    -6.66%    6.06%
------------------------------------------------------------------------------
        C                           --      28.46%   -1.39%    -6.33%    6.07%
------------------------------------------------------------------------------
Class I shares do not have a sales charge. Please see Notes to Performance Summary for more details.

--------------------
Cumulative
without sales charge
--------------------

------------------------------------------------------------------------------
        A                         12.84%    30.27%   -2.23%   -25.55%   87.48%
------------------------------------------------------------------------------
        B                         12.43%    29.35%   -4.20%   -27.92%   80.07%
------------------------------------------------------------------------------
        C                         12.47%    29.46%   -4.12%   -27.88%   80.35%
------------------------------------------------------------------------------
        I                         12.97%    30.59%   -1.30%   -24.26%   92.16%
------------------------------------------------------------------------------
+ Source: Lipper Inc., an independent firm that reports mutual fund performance.
# Source: Standard & Poor's Micropal, Inc.
  Periods less than one year are actual, not annualized.

INDEX DEFINITION

STANDARD & POOR'S 500 STOCK INDEX - a commonly used measure of the broad U.S. stock market.

It is not possible to invest directly in an index.

NOTES TO PERFORMANCE SUMMARY

Class A results, including sales charge, reflect the deduction of the maximum 5.75% sales charge. Class B results, including sales charge, reflect the deduction of the applicable contingent deferred sales charge (CDSC), which declines over six years from 4% to 0%. Class C results, including sales charge, redeemed within one year from the end of the calendar month of purchase, reflect the deduction of the 1% CDSC. Class I shares have no sales charges and are available only to certain investors.

Performance for share classes offered after Class I shares includes the performance of the fund's Class I shares for periods prior to their offering. Because A, B, and C share expenses are higher than those of I, performance shown for these share classes is higher than it would have been had they been offered for the entire period. Performance has not been adjusted to take into account differences in class-specific operating expenses (such as Rule 12b-1 fees). Blended class performance, including the deduction of sales charges, has been adjusted to take into account differences in sales charges.

Performance results reflect any applicable expense subsidies and waivers in effect during the periods shown. Without such subsidies and waivers the fund's performance results would be less favorable. Please see the prospectus and financial statements for complete details.

A portion of the returns shown is attributable to the receipt of a non-recurring payment in settlement of a class action lawsuit. See Notes to Financial Statements.

KEY RISK CONSIDERATIONS

Investing in foreign and/or emerging markets securities involves risks relating to interest rates, currency exchange rates, economic, and political conditions.

By concentrating primarily on labor sensitive companies, the portfolio is more susceptible to adverse economic, political or regulatory developments affecting those companies than is a portfolio that invests more broadly.

These risks may increase share price volatility. Please see the prospectus for further information regarding these and other risk considerations.

This report is prepared for the general information of shareholders. It is authorized for distribution to prospective investors only when preceded or accompanied by a current prospectus.

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PORTFOLIO OF INVESTMENTS (unaudited) - 3/31/04
-------------------------------------------------------------------------------------------------

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Stocks - 97.2%
-------------------------------------------------------------------------------------------------
ISSUER                                                                    SHARES          $ VALUE
-------------------------------------------------------------------------------------------------
U.S. Stocks - 95.9%
-------------------------------------------------------------------------------------------------
Aerospace - 3.2%
-------------------------------------------------------------------------------------------------
General Dynamics Corp.                                                     5,100         $455,583
-------------------------------------------------------------------------------------------------
Lockheed Martin Corp.                                                      8,350          381,094
-------------------------------------------------------------------------------------------------
Northrop Grumman Corp.                                                     4,500          442,890
-------------------------------------------------------------------------------------------------
                                                                                       $1,279,567
-------------------------------------------------------------------------------------------------
Alcoholic Beverages - 1.2%
-------------------------------------------------------------------------------------------------
Anheuser-Busch Cos., Inc.                                                  9,660         $492,660
-------------------------------------------------------------------------------------------------

Automotive - 2.0%
-------------------------------------------------------------------------------------------------
American Axle & Manufacturing Holdings, Inc.*                              7,510         $276,744
-------------------------------------------------------------------------------------------------
Lear Corp.                                                                 4,630          286,875
-------------------------------------------------------------------------------------------------
SPX Corp.                                                                  4,790          217,849
-------------------------------------------------------------------------------------------------
                                                                                         $781,468
-------------------------------------------------------------------------------------------------
Banks & Credit Companies - 10.9%
-------------------------------------------------------------------------------------------------
Bank of America Corp.                                                     10,030         $812,229
-------------------------------------------------------------------------------------------------
Citigroup, Inc.                                                           16,830          870,111
-------------------------------------------------------------------------------------------------
Fannie Mae                                                                 8,370          622,309
-------------------------------------------------------------------------------------------------
FleetBoston Financial Corp.                                               12,820          575,618
-------------------------------------------------------------------------------------------------
J.P. Morgan Chase & Co.                                                   17,300          725,735
-------------------------------------------------------------------------------------------------
MBNA Corp.                                                                17,500          483,525
-------------------------------------------------------------------------------------------------
Washington Mutual, Inc.                                                    5,950          254,124
-------------------------------------------------------------------------------------------------
                                                                                       $4,343,651
-------------------------------------------------------------------------------------------------
Biotechnology - 1.0%
-------------------------------------------------------------------------------------------------
Genzyme Corp.*                                                             8,300         $390,432
-------------------------------------------------------------------------------------------------

Broadcast & Cable TV - 3.0%
-------------------------------------------------------------------------------------------------
Comcast Corp., "A"*                                                       18,453         $530,339
-------------------------------------------------------------------------------------------------
Time Warner, Inc.*                                                        40,170          677,266
-------------------------------------------------------------------------------------------------
                                                                                       $1,207,605
-------------------------------------------------------------------------------------------------
Brokerage & Asset Managers - 2.7%
-------------------------------------------------------------------------------------------------
Goldman Sachs Group, Inc.                                                  5,470         $570,795
-------------------------------------------------------------------------------------------------
Merrill Lynch & Co., Inc.                                                  8,410          500,900
-------------------------------------------------------------------------------------------------
                                                                                       $1,071,695
-------------------------------------------------------------------------------------------------
Chemicals - 2.6%
-------------------------------------------------------------------------------------------------
3M Co.                                                                     7,940         $650,048
-------------------------------------------------------------------------------------------------
Dow Chemical Co.                                                           9,500          382,660
-------------------------------------------------------------------------------------------------
                                                                                       $1,032,708
-------------------------------------------------------------------------------------------------
Computer Software - 3.9%
-------------------------------------------------------------------------------------------------
Akamai Technologies, Inc.*                                                19,500         $256,230
-------------------------------------------------------------------------------------------------
Microsoft Corp.                                                           39,220          979,323
-------------------------------------------------------------------------------------------------
VERITAS Software Corp.*                                                   11,400          306,774
-------------------------------------------------------------------------------------------------
                                                                                       $1,542,327
-------------------------------------------------------------------------------------------------
Construction - 1.2%
-------------------------------------------------------------------------------------------------
Masco Corp.                                                               15,000         $456,600
-------------------------------------------------------------------------------------------------

Consumer Goods & Services - 3.4%
-------------------------------------------------------------------------------------------------
Kimberly-Clark Corp.                                                       7,340         $463,154
-------------------------------------------------------------------------------------------------
Procter & Gamble Co.                                                       8,380          878,894
-------------------------------------------------------------------------------------------------
                                                                                       $1,342,048
-------------------------------------------------------------------------------------------------
Electrical Equipment - 4.1%
-------------------------------------------------------------------------------------------------
A.O. Smith Corp.                                                           9,200         $266,340
-------------------------------------------------------------------------------------------------
General Electric Co.                                                      45,270        1,381,640
-------------------------------------------------------------------------------------------------
                                                                                       $1,647,980
-------------------------------------------------------------------------------------------------
Electronics - 3.3%
-------------------------------------------------------------------------------------------------
Intel Corp.                                                               37,600       $1,022,720
-------------------------------------------------------------------------------------------------
PerkinElmer, Inc.                                                         14,700          304,143
-------------------------------------------------------------------------------------------------
                                                                                       $1,326,863
-------------------------------------------------------------------------------------------------
Energy - Independent - 1.9%
-------------------------------------------------------------------------------------------------
Ashland, Inc.                                                              7,180         $333,798
-------------------------------------------------------------------------------------------------
Marathon Oil Corp.                                                        12,110          407,744
-------------------------------------------------------------------------------------------------
                                                                                         $741,542
-------------------------------------------------------------------------------------------------
Energy - Integrated - 4.3%
-------------------------------------------------------------------------------------------------
ChevronTexaco Corp.                                                        3,700         $324,786
-------------------------------------------------------------------------------------------------
Exxon Mobil Corp.                                                         33,632        1,398,755
-------------------------------------------------------------------------------------------------
                                                                                       $1,723,541
-------------------------------------------------------------------------------------------------
Entertainment - 1.6%
-------------------------------------------------------------------------------------------------
Viacom, Inc., "B"                                                         16,547         $648,808
-------------------------------------------------------------------------------------------------

Food & Drug Stores - 0.9%
-------------------------------------------------------------------------------------------------
CVS Corp.                                                                 10,540         $372,062
-------------------------------------------------------------------------------------------------

Food & Non-Alcoholic Beverages - 3.7%
-------------------------------------------------------------------------------------------------
Coca-Cola Co.                                                              2,100         $105,630
-------------------------------------------------------------------------------------------------
Coca-Cola Enterprises, Inc.                                               11,680          282,306
-------------------------------------------------------------------------------------------------
PepsiCo, Inc.                                                             14,100          759,285
-------------------------------------------------------------------------------------------------
SUPERVALU, Inc.                                                           10,600          323,724
-------------------------------------------------------------------------------------------------
                                                                                       $1,470,945
-------------------------------------------------------------------------------------------------
Gaming & Lodging - 2.0%
-------------------------------------------------------------------------------------------------
MGM Mirage*                                                                7,500         $340,050
-------------------------------------------------------------------------------------------------
Starwood Hotels & Resorts Worldwide, Inc.                                 10,800          437,400
-------------------------------------------------------------------------------------------------
                                                                                         $777,450
-------------------------------------------------------------------------------------------------
General Merchandise - 2.0%
-------------------------------------------------------------------------------------------------
Costco Wholesale Corp.*                                                    9,700         $364,332
-------------------------------------------------------------------------------------------------
Federated Department Stores, Inc.                                          7,600          410,780
-------------------------------------------------------------------------------------------------
                                                                                         $775,112
-------------------------------------------------------------------------------------------------
Insurance - 3.1%
-------------------------------------------------------------------------------------------------
Loews Corp.                                                                5,690         $336,051
-------------------------------------------------------------------------------------------------
MetLife, Inc.                                                             14,300          510,224
-------------------------------------------------------------------------------------------------
St. Paul Travelers Cos., Inc.                                              9,400          376,094
-------------------------------------------------------------------------------------------------
                                                                                       $1,222,369
-------------------------------------------------------------------------------------------------
Internet - 1.4%
-------------------------------------------------------------------------------------------------
eBay, Inc.*                                                                7,800         $540,774
-------------------------------------------------------------------------------------------------

Machinery & Tools - 2.0%
-------------------------------------------------------------------------------------------------
Cummins, Inc.                                                              8,000         $467,600
-------------------------------------------------------------------------------------------------
Timken Co.                                                                13,600          315,928
-------------------------------------------------------------------------------------------------
                                                                                         $783,528
-------------------------------------------------------------------------------------------------
Medical & Health Technology & Services - 0.7%
-------------------------------------------------------------------------------------------------
HCA, Inc.                                                                  6,700         $272,154
-------------------------------------------------------------------------------------------------

Medical Equipment - 0.8%
-------------------------------------------------------------------------------------------------
Apogent Technologies, Inc.*                                               10,500         $322,140
-------------------------------------------------------------------------------------------------

Metals & Mining - 1.3%
-------------------------------------------------------------------------------------------------
Alcoa, Inc.                                                               14,730         $510,984
-------------------------------------------------------------------------------------------------

Pharmaceuticals - 9.8%
-------------------------------------------------------------------------------------------------
Barr Pharmaceuticals, Inc.*                                                6,000         $275,400
-------------------------------------------------------------------------------------------------
Eli Lilly & Co.                                                            5,330          356,577
-------------------------------------------------------------------------------------------------
Eon Labs, Inc.*                                                            5,100          342,108
-------------------------------------------------------------------------------------------------
Johnson & Johnson                                                         18,410          933,755
-------------------------------------------------------------------------------------------------
King Pharmaceuticals, Inc.*                                               16,100          271,124
-------------------------------------------------------------------------------------------------
Merck & Co., Inc.                                                         12,890          569,609
-------------------------------------------------------------------------------------------------
Pfizer, Inc.                                                              16,762          587,508
-------------------------------------------------------------------------------------------------
Wyeth                                                                     14,360          539,218
-------------------------------------------------------------------------------------------------
                                                                                       $3,875,299
-------------------------------------------------------------------------------------------------
Railroad & Shipping - 3.7%
-------------------------------------------------------------------------------------------------
Burlington Northern Santa Fe Corp.                                        12,880         $405,720
-------------------------------------------------------------------------------------------------
CSX Corp.                                                                 11,030          334,099
-------------------------------------------------------------------------------------------------
Norfolk Southern Corp.                                                    14,320          316,329
-------------------------------------------------------------------------------------------------
Union Pacific Corp.                                                        6,800          406,776
-------------------------------------------------------------------------------------------------
                                                                                       $1,462,924
-------------------------------------------------------------------------------------------------
Restaurants - 1.0%
-------------------------------------------------------------------------------------------------
YUM! Brands, Inc.*                                                       10,630         $403,834
-------------------------------------------------------------------------------------------------

Telecommunications - Wireline - 3.0%
-------------------------------------------------------------------------------------------------
Avaya, Inc.*                                                              16,400         $260,432
-------------------------------------------------------------------------------------------------
Cisco Systems, Inc.*                                                      20,760          488,275
-------------------------------------------------------------------------------------------------
Juniper Networks, Inc.^*                                                  11,400          296,514
-------------------------------------------------------------------------------------------------
Motorola, Inc.                                                             9,300          163,680
-------------------------------------------------------------------------------------------------
                                                                                       $1,208,901
-------------------------------------------------------------------------------------------------
Telephone Services - 5.4%
-------------------------------------------------------------------------------------------------
AT&T Corp.                                                                22,700         $444,239
-------------------------------------------------------------------------------------------------
BellSouth Corp.                                                           19,900          551,031
-------------------------------------------------------------------------------------------------
SBC Communications, Inc.                                                  15,950          391,413
-------------------------------------------------------------------------------------------------
Verizon Communications, Inc.                                              20,840          761,494
-------------------------------------------------------------------------------------------------
                                                                                       $2,148,177
-------------------------------------------------------------------------------------------------
Tobacco - 2.0%
-------------------------------------------------------------------------------------------------
Altria Group, Inc.                                                        14,880         $810,216
-------------------------------------------------------------------------------------------------

Utilities - Electric - 2.8%
-------------------------------------------------------------------------------------------------
Entergy Corp.                                                              4,600         $273,700
-------------------------------------------------------------------------------------------------
PPL Corp.                                                                  8,720          397,632
-------------------------------------------------------------------------------------------------
TXU Corp.                                                                 15,000          429,900
-------------------------------------------------------------------------------------------------
                                                                                       $1,101,232
-------------------------------------------------------------------------------------------------
Total U.S. Stocks                                                                     $38,087,596
-------------------------------------------------------------------------------------------------

Foreign Stocks - 1.3%
-------------------------------------------------------------------------------------------------
Bermuda - 0.7%
-------------------------------------------------------------------------------------------------
Everest Re Group Ltd. (Insurance)                                          3,200         $273,408
-------------------------------------------------------------------------------------------------

Cayman Islands - 0.6%
-------------------------------------------------------------------------------------------------
XL Capital Ltd. (Insurance)                                                3,200         $243,328
-------------------------------------------------------------------------------------------------
Total Foreign Stocks                                                                     $516,736
-------------------------------------------------------------------------------------------------
Total Stocks (Identified Cost, $31,873,091)                                           $38,604,332
-------------------------------------------------------------------------------------------------

Collateral for Securities Loaned - 0.8%
-------------------------------------------------------------------------------------------------
Navigator Securities Lending Prime Portfolio,
at Identified Cost                                                       304,950         $304,950
-------------------------------------------------------------------------------------------------

Repurchase Agreements - 2.5%
-------------------------------------------------------------------------------------------------
                                                              PRINCIPAL AMOUNT
ISSUER                                                         (000 Omitted)              $ VALUE
-------------------------------------------------------------------------------------------------
Morgan Stanley, dated 3/31/04, due 4/01/04, total to be
received $1,018,030 (secured by U.S. Treasury and Federal
Agency obligations in a jointly traded account), at Cost                  $1,018       $1,018,000
-------------------------------------------------------------------------------------------------
Total Investments (Identified Cost, $33,196,041)                                      $39,927,282
-------------------------------------------------------------------------------------------------

Other Assets, Less Liabilities - (0.5)%                                                  (212,118)
-------------------------------------------------------------------------------------------------
Net Assets - 100.0%                                                                   $39,715,164
-------------------------------------------------------------------------------------------------
* Non-income producing security.
^ All or a portion of this security is on loan.

SEE NOTES TO FINANCIAL STATEMENTS

-----------------------------------------------------------------------------------------------------
FINANCIAL STATEMENTS        STATEMENT OF ASSETS AND LIABILITIES (unaudited)
-----------------------------------------------------------------------------------------------------

This statement represents your fund's balance sheet, which details the assets and liabilities composing the total value of your fund.

AT 3/31/04

ASSETS

Investments, at value, including $296,628 of securities on
loan (identified cost, $33,196,041)                                 $39,927,282
-----------------------------------------------------------------------------------------------------
Cash                                                                        549
-----------------------------------------------------------------------------------------------------
Receivable for fund shares sold                                          11,039
-----------------------------------------------------------------------------------------------------
Interest and dividends receivable                                        59,950
-----------------------------------------------------------------------------------------------------
Other assets                                                             22,534
-----------------------------------------------------------------------------------------------------
Total assets                                                                              $40,021,354
-----------------------------------------------------------------------------------------------------

LIABILITIES

Payable for fund shares reacquired                                          $41
-----------------------------------------------------------------------------------------------------
Collateral for securities loaned, at value                              304,950
-----------------------------------------------------------------------------------------------------
Payable to affiliates

-----------------------------------------------------------------------------------------------------
  Management fee                                                            719
-----------------------------------------------------------------------------------------------------
  Reimbursement fee                                                         328
-----------------------------------------------------------------------------------------------------
  Distribution and service fee                                              152
-----------------------------------------------------------------------------------------------------
Total liabilities                                                                            $306,190
-----------------------------------------------------------------------------------------------------
Net assets                                                                                $39,715,164
-----------------------------------------------------------------------------------------------------

NET ASSETS CONSIST OF

Paid-in capital                                                     $47,548,977
-----------------------------------------------------------------------------------------------------
Unrealized appreciation on investments                                6,731,241
-----------------------------------------------------------------------------------------------------
Accumulated net realized loss on investments                        (14,712,450)
-----------------------------------------------------------------------------------------------------
Accumulated undistributed net investment income                         147,396
-----------------------------------------------------------------------------------------------------
Total                                                                                     $39,715,164
-----------------------------------------------------------------------------------------------------
Shares of beneficial interest outstanding                                                   3,717,682
-----------------------------------------------------------------------------------------------------

Statement of Assets and Liabilities (unaudited) - continued

Class A shares

  Net assets                                                         $7,672,970
-----------------------------------------------------------------------------------------------------
  Shares outstanding                                                    720,501
-----------------------------------------------------------------------------------------------------
  Net asset value per share                                                                    $10.65
-----------------------------------------------------------------------------------------------------
  Offering price per share (100/94.25X$10.65)                                                  $11.30
-----------------------------------------------------------------------------------------------------

Class B shares

  Net assets                                                         $2,300,046
-----------------------------------------------------------------------------------------------------
  Shares outstanding                                                    219,273
-----------------------------------------------------------------------------------------------------
  Net asset value and offering price per share                                                 $10.49
-----------------------------------------------------------------------------------------------------

Class C shares

  Net assets                                                           $560,898
-----------------------------------------------------------------------------------------------------
  Shares outstanding                                                     53,622
-----------------------------------------------------------------------------------------------------
  Net asset value and offering price per share                                                 $10.46
-----------------------------------------------------------------------------------------------------

Class I shares

  Net assets                                                        $29,181,250
-----------------------------------------------------------------------------------------------------
  Shares outstanding                                                  2,724,286
-----------------------------------------------------------------------------------------------------
  Net asset value, offering price, and redemption price
  per share                                                                                    $10.71
-----------------------------------------------------------------------------------------------------

On sales of $50,000 or more, the offering price of Class A shares is reduced. A contingent deferred sales charge may be imposed on redemptions of Class A, Class B, and Class C shares.

SEE NOTES TO FINANCIAL STATEMENTS

-----------------------------------------------------------------------------------------------------
FINANCIAL STATEMENTS        STATEMENT OF OPERATIONS (unaudited)
-----------------------------------------------------------------------------------------------------

This statement describes how much your fund received in investment income and paid in expenses. It also describes any gains and/or losses generated by fund operations.

FOR THE SIX MONTHS ENDED 3/31/04

NET INVESTMENT INCOME

Income
-----------------------------------------------------------------------------------------------------
  Dividends                                                             $351,145
-----------------------------------------------------------------------------------------------------
  Interest                                                                 6,010
-----------------------------------------------------------------------------------------------------
Total investment income                                                                      $357,155
-----------------------------------------------------------------------------------------------------
Expenses
-----------------------------------------------------------------------------------------------------
  Management fee                                                        $125,232
-----------------------------------------------------------------------------------------------------
  Trustees' compensation                                                     689
-----------------------------------------------------------------------------------------------------
  Shareholder servicing costs                                             28,043
-----------------------------------------------------------------------------------------------------
  Distribution and service fee (Class A)                                  12,950
-----------------------------------------------------------------------------------------------------
  Distribution and service fee (Class B)                                  11,080
-----------------------------------------------------------------------------------------------------
  Distribution and service fee (Class C)                                   2,648
-----------------------------------------------------------------------------------------------------
  Administrative fee                                                       1,736
-----------------------------------------------------------------------------------------------------
  Custodian fee                                                            6,789
-----------------------------------------------------------------------------------------------------
  Printing                                                                18,402
-----------------------------------------------------------------------------------------------------
  Postage                                                                  1,488
-----------------------------------------------------------------------------------------------------
  Auditing fees                                                           17,250
-----------------------------------------------------------------------------------------------------
  Legal fees                                                               2,764
-----------------------------------------------------------------------------------------------------
  Registration fees                                                       16,800
-----------------------------------------------------------------------------------------------------
  Miscellaneous                                                            8,231
-----------------------------------------------------------------------------------------------------
Total expenses                                                                               $254,102
-----------------------------------------------------------------------------------------------------
  Fees paid indirectly                                                      (168)
-----------------------------------------------------------------------------------------------------
  Reduction of expenses by investment adviser                            (44,225)
-----------------------------------------------------------------------------------------------------
Net expenses                                                                                 $209,709
-----------------------------------------------------------------------------------------------------
Net investment income                                                                        $147,446
-----------------------------------------------------------------------------------------------------

REALIZED AND UNREALIZED GAIN ON INVESTMENTS

Realized gain (identified cost basis) on investments*                                        $929,653
-----------------------------------------------------------------------------------------------------
Change in unrealized appreciation on investments                                           $3,457,148
-----------------------------------------------------------------------------------------------------
Net realized and unrealized gain on investments                                            $4,386,801
-----------------------------------------------------------------------------------------------------
Increase in net assets from operations                                                     $4,534,247
-----------------------------------------------------------------------------------------------------
* Includes proceeds received from a non-recurring cash settlement in the amount of $22,027 from a class-action lawsuit against Cendant Corporation.

SEE NOTES TO FINANCIAL STATEMENTS

-------------------------------------------------------------------------------------------------------
FINANCIAL STATEMENTS        STATEMENT OF CHANGES IN NET ASSETS
-------------------------------------------------------------------------------------------------------

This statement describes the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.

                                                                 SIX MONTHS ENDED            YEAR ENDED
                                                                      3/31/04                  9/30/03
                                                                    (UNAUDITED)

INCREASE (DECREASE) IN NET ASSETS

FROM OPERATIONS

Net investment income                                                 $147,446                 $270,061
-------------------------------------------------------------------------------------------------------
Net realized gain (loss) on investments                                929,653               (4,343,307)
-------------------------------------------------------------------------------------------------------
Net unrealized gain on investments                                   3,457,148                9,796,514
-----------------------------------------------------------------   ----------              -----------
Increase in net assets from operations                              $4,534,247               $5,723,268
-----------------------------------------------------------------   ----------              -----------

DISTRIBUTIONS DECLARED TO SHAREHOLDERS

From net investment income
  Class A                                                             $(39,787)                $(19,271)
-------------------------------------------------------------------------------------------------------
  Class I                                                             (230,276)                (232,132)
-----------------------------------------------------------------   ----------              -----------
Total distributions declared to shareholders                         $(270,063)               $(251,403)
-----------------------------------------------------------------   ----------              -----------
Net increase (decrease) in net assets from fund share
transactions                                                          $459,990              $(7,241,503)
-----------------------------------------------------------------   ----------              -----------
Total increase (decrease) in net assets                             $4,724,174              $(1,769,638)
-----------------------------------------------------------------   ----------              -----------

NET ASSETS

At beginning of period                                             $34,990,990              $36,760,628
-------------------------------------------------------------------------------------------------------
At end of period (including accumulated undistributed net
investment income of $147,396 and $270,013, respectively)          $39,715,164              $34,990,990
-------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

------------------------------------------------------------------------------------------------------------------------------
FINANCIAL STATEMENTS        FINANCIAL HIGHLIGHTS
------------------------------------------------------------------------------------------------------------------------------

The financial highlights table is intended to help you understand the fund's financial performance for the semiannual period and the past 5 fiscal years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the fund (assuming reinvestment of all distributions) held for the entire period.

                                          SIX MONTHS                                 YEAR ENDED 9/30
                                            ENDED          ------------------------------------------------------------------
CLASS A                                    3/31/04            2003           2002          2001           2000           1999
                                         (UNAUDITED)

Net asset value, beginning of period        $9.49            $8.09          $9.98         $12.91         $16.33         $16.85
------------------------------------------------------------------------------------------------------------------------------

INCOME FROM INVESTMENT
OPERATIONS#

  Net investment income(S)                  $0.03            $0.05          $0.03          $0.02          $0.07          $0.10
------------------------------------------------------------------------------------------------------------------------------
  Net realized and unrealized gain
  (loss) on investments and foreign
  currency                                   1.19             1.38          (1.90)         (2.88)         (1.12)          0.88
--------------------------------------   --------           ------         ------         ------         ------         ------
Total from investment operations            $1.22            $1.43         $(1.87)        $(2.86)        $(1.05)         $0.98
--------------------------------------   --------           ------         ------         ------         ------         ------

LESS DISTRIBUTIONS DECLARED
TO SHAREHOLDERS

  From net investment income               $(0.06)          $(0.03)        $(0.02)        $(0.07)        $(0.09)        $(0.12)
------------------------------------------------------------------------------------------------------------------------------
  From net realized gain on
  investments and foreign currency
  transactions                                 --               --             --             --          (2.26)         (1.38)
------------------------------------------------------------------------------------------------------------------------------
  In excess of net realized gain on
  investments and foreign currency
  transactions                                 --               --             --             --          (0.02)            --
--------------------------------------   --------           ------         ------         ------         ------         ------
Total distributions declared to
shareholders                               $(0.06)          $(0.03)        $(0.02)        $(0.07)        $(2.37)        $(1.50)
--------------------------------------   --------           ------         ------         ------         ------         ------
Net asset value, end of period             $10.65            $9.49          $8.09          $9.98         $12.91         $16.33
--------------------------------------   --------           ------         ------         ------         ------         ------
Total return (%)(+)                         12.84^^++        17.66^        (18.76)        (22.27)         (7.77)          5.56
------------------------------------------------------------------------------------------------------------------------------

Financial Highlights - continued

                                          SIX MONTHS                                 YEAR ENDED 9/30
                                             ENDED          -----------------------------------------------------------------
CLASS A (CONTINUED)                         3/31/04           2003           2002           2001          2000           1999
                                          (UNAUDITED)

RATIOS (%) TO AVERAGE
NET ASSETS AND
SUPPLEMENTAL DATA(S):

Expenses##                                   1.30+            1.26           1.20           1.22           1.22           1.21
------------------------------------------------------------------------------------------------------------------------------
Net investment income                        0.55+            0.57           0.30           0.18           0.48           0.56
------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover                             28               59             48             69             86             58
------------------------------------------------------------------------------------------------------------------------------
Net assets at end of period
(000 Omitted)                              $7,673           $6,634         $5,872         $9,493        $10,066        $13,361
------------------------------------------------------------------------------------------------------------------------------

(S) MFS has contractually agreed, subject to reimbursement, to bear a portion of the fund's "Other Expenses", which are defined as the fund's operating expenses, exclusive of management, distribution and service, and certain other fees and expenses, such that Other Expenses do not exceed 0.30% annually. This arrangement is effected by MFS bearing all of the fund's Other Expenses during the fund's fiscal year and the fund paying MFS an expense reimbursement fee not greater than
    0.30% of average daily net assets. Prior to February 1, 2003 the fund paid the investment adviser a reimbursement fee not greater than 0.20% of average daily net assets. To the extent that the expense reimbursement fee exceeds the fund's actual expenses, the excess will be applied to unreimbursed amounts paid by MFS under the current agreement. This agreement will terminate on the earlier of January 31, 2005 or such date as all expenses previously borne by MFS under the current agreement have been paid by the fund. To the extent actual expenses were over this limitation, the net investment income
    (loss) per share and the ratios would have been:

Net investment income (loss)                $0.02            $0.02          $0.01         $(0.01)         $0.05          $0.08
------------------------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS):

Expenses##                                   1.53+            1.57           1.44           1.47           1.36           1.30
------------------------------------------------------------------------------------------------------------------------------
Net investment income (loss)                 0.32+            0.26           0.06          (0.07)          0.34           0.47
------------------------------------------------------------------------------------------------------------------------------

  + Annualized.
 ++ Not annualized.
  # Per share data are based on average shares outstanding. ## Ratios do not reflect reductions from fees paid indirectly.
(+) Total returns for Class A shares do not include the applicable sales charge. If the charge had been included, the results would have been lower.
  ^ The fund's total return calculation includes proceeds received on March 26, 2003 from a non-recurring litigation settlement recorded as a realized gain on investment transactions. The proceeds resulted in an increase in the net asset value of $0.06 per share based on shares outstanding on the day the proceeds were received. Excluding the effect of this payment from the fund's ending net asset value per share, the total return for the year ended September 30, 2003 would have been 16.93%.
 ^^ The fund's total return calculation includes proceeds received on March 19, 2004 from a non-recurring litigation settlement recorded as a realized gain on investment transactions. The proceeds resulted in an increase in the net asset value of $0.01 per share based on shares outstanding on the day the proceeds were received. Excluding the effect of this payment from the fund's ending net asset value per share, the total return for the six months ended March 31, 2004 would have been 12.77%.

SEE NOTES TO FINANCIAL STATEMENTS

Financial Highlights - continued

                                          SIX MONTHS                                  YEAR ENDED 9/30
                                            ENDED          -------------------------------------------------------------------
CLASS B                                    3/31/04            2003           2002          2001           2000           1999
                                         (UNAUDITED)

Net asset value, beginning of period        $9.33            $7.98          $9.89         $12.82         $16.23         $16.81
------------------------------------------------------------------------------------------------------------------------------

INCOME FROM INVESTMENT
OPERATIONS#

  Net investment loss(S)                   $(0.00)+++       $(0.01)        $(0.03)        $(0.05)        $(0.02)        $(0.02)
------------------------------------------------------------------------------------------------------------------------------
  Net realized and unrealized gain
  (loss) on investments and foreign
  currency                                   1.16             1.36          (1.88)         (2.87)         (1.11)          0.88
--------------------------------------   --------           ------         ------         ------         ------         ------
Total from investment operations            $1.16            $1.35         $(1.91)        $(2.92)        $(1.13)         $0.86
--------------------------------------   --------           ------         ------         ------         ------         ------

LESS DISTRIBUTIONS DECLARED
TO SHAREHOLDERS

  From net investment income                  $--              $--            $--         $(0.01)           $--         $(0.06)
------------------------------------------------------------------------------------------------------------------------------
  From net realized gain on
  investments and foreign currency
  transactions                                 --               --             --             --          (2.26)         (1.38)
------------------------------------------------------------------------------------------------------------------------------
  In excess of net realized gain on
  investments and foreign currency
  transactions                                 --               --             --             --          (0.02)            --
--------------------------------------  --------           ------         ------         ------         ------         ------
Total distributions declared to
shareholders                                  $--              $--            $--         $(0.01)        $(2.28)        $(1.44)
--------------------------------------   --------           ------         ------         ------         ------         ------
Net asset value, end of period             $10.49            $9.33          $7.98          $9.89         $12.82         $16.23
--------------------------------------   --------           ------         ------         ------         ------         ------
Total return (%)                            12.43^^++        16.92^        (19.31)        (22.77)         (8.37)          4.86
------------------------------------------------------------------------------------------------------------------------------

Financial Highlights - continued

                                            SIX MONTHS                                  YEAR ENDED 9/30
                                              ENDED          ------------------------------------------------------------------
CLASS B (CONTINUED)                          3/31/04               2003           2002           2001         2000         1999
                                           (UNAUDITED)

RATIOS (%) TO AVERAGE
NET ASSETS AND
SUPPLEMENTAL DATA(S):

Expenses##                                   1.95+            1.90           1.85           1.87           1.87           1.86
------------------------------------------------------------------------------------------------------------------------------
Net investment loss                         (0.10)+          (0.08)         (0.34)         (0.46)         (0.14)         (0.10)
------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover                             28               59             48             69             86             58
------------------------------------------------------------------------------------------------------------------------------
Net assets at end of period
(000 Omitted)                              $2,300           $2,082         $2,534         $3,211         $2,356         $3,448
------------------------------------------------------------------------------------------------------------------------------

(S) MFS has contractually agreed, subject to reimbursement, to bear a portion of the fund's "Other Expenses", which are defined as the fund's operating expenses, exclusive of management, distribution and service, and certain other fees and expenses, such that Other Expenses do not exceed 0.30% annually. This arrangement is effected by MFS bearing all of the fund's Other Expenses during the fund's fiscal year and the fund paying MFS an expense reimbursement fee not greater than
    0.30% of average daily net assets. Prior to February 1, 2003 the fund paid the investment adviser a reimbursement fee not greater than 0.20% of average daily net assets. To the extent that the expense reimbursement fee exceeds the fund's actual expenses, the excess will be applied to unreimbursed amounts paid by MFS under the current agreement. This agreement will terminate on the earlier of January 31, 2005 or such date as all expenses previously borne by MFS under the current agreement have been paid by the fund. To the extent actual expenses were over this limitation, the net investment loss per share and the ratios would have been:

Net investment loss                        $(0.02)          $(0.03)        $(0.06)        $(0.08)        $(0.04)        $(0.04)
------------------------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS):

Expenses##                                   2.18+            2.21           2.09           2.12           2.01           1.95
------------------------------------------------------------------------------------------------------------------------------
Net investment loss                         (0.33)+          (0.39)         (0.58)         (0.71)         (0.28)         (0.19)
------------------------------------------------------------------------------------------------------------------------------

  + Annualized.
 ++ Not annualized.
+++ Per share amount was less than $(0.01). # Per share data are based on average shares outstanding.
 ## Ratios do not reflect reductions from fees paid indirectly.
  ^ The fund's total return calculation includes proceeds received on March 26, 2003 from a non-recurring litigation settlement recorded as a realized gain on investment transactions. The proceeds resulted in an increase in the net asset value of $0.06 per share based on shares outstanding on the day the proceeds were received. Excluding the effect of this payment from the fund's ending net asset value per share, the total return for the year ended September 30, 2003 would have been 16.18%.
 ^^ The fund's total return calculation includes proceeds received on March 19, 2004 from a non-recurring litigation settlement recorded as a realized gain on investment transactions. The proceeds resulted in an increase in the net asset value of $0.01 per share based on shares outstanding on the day the proceeds were received. Excluding the effect of this payment from the fund's ending net asset value per share, the total return for the six months ended March 31, 2004 would have been 12.37%.

SEE NOTES TO FINANCIAL STATEMENTS

Financial Highlights - continued

                                          SIX MONTHS                                  YEAR ENDED 9/30
                                            ENDED          ------------------------------------------------------------------
CLASS C                                    3/31/04            2003           2002          2001          2000           1999
                                         (UNAUDITED)

Net asset value, beginning of period        $9.30            $7.95          $9.85         $12.76         $16.21         $16.80
------------------------------------------------------------------------------------------------------------------------------

INCOME FROM INVESTMENT
OPERATIONS#

  Net investment loss(S)                   $(0.01)          $(0.01)        $(0.03)        $(0.05)        $(0.02)        $(0.02)
------------------------------------------------------------------------------------------------------------------------------
  Net realized and unrealized gain
  (loss) on investments and foreign
  currency                                   1.17             1.36          (1.87)         (2.86)         (1.11)          0.88
--------------------------------------   --------           ------         ------         ------         ------         ------
Total from investment operations            $1.16            $1.35         $(1.90)        $(2.91)        $(1.13)         $0.86
--------------------------------------   --------           ------         ------         ------         ------         ------

LESS DISTRIBUTIONS DECLARED
TO SHAREHOLDERS

  From net investment income                  $--              $--            $--            $--         $(0.04)        $(0.07)
------------------------------------------------------------------------------------------------------------------------------
  From net realized gain on
  investments and foreign currency
  transactions                                 --               --             --             --          (2.26)         (1.38)
------------------------------------------------------------------------------------------------------------------------------
  In excess of net realized gain on
  investments and foreign currency
  transactions                                 --               --             --             --          (0.02)            --
--------------------------------------   --------           ------         ------         ------         ------         ------
Total distributions declared to
shareholders                                  $--              $--            $--            $--         $(2.32)        $(1.45)
--------------------------------------   --------           ------         ------         ------         ------         ------
Net asset value, end of period             $10.46            $9.30          $7.95          $9.85         $12.76         $16.21
--------------------------------------   --------           ------         ------         ------         ------         ------
Total return (%)                            12.47^^++        16.98^        (19.29)        (22.81)         (8.38)          4.92
------------------------------------------------------------------------------------------------------------------------------

Financial Highlights - continued

                                          SIX MONTHS                                 YEAR ENDED 9/30
                                            ENDED          -------------------------------------------------------------------
CLASS C (CONTINUED)                        3/31/04            2003           2002           2001          2000           1999
                                         (UNAUDITED)

RATIOS (%) TO AVERAGE
NET ASSETS AND
SUPPLEMENTAL DATA(S):

Expenses##                                   1.95+            1.89           1.85           1.87           1.87           1.86
------------------------------------------------------------------------------------------------------------------------------
Net investment loss                         (0.10)+          (0.07)         (0.34)         (0.47)         (0.14)         (0.10)
------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover                             28               59             48             69             86             58
------------------------------------------------------------------------------------------------------------------------------
Net assets at end of period
(000 Omitted)                                $561             $466           $697         $1,088           $957         $1,581
------------------------------------------------------------------------------------------------------------------------------

(S) MFS has contractually agreed, subject to reimbursement, to bear a portion of the fund's "Other Expenses", which are defined as the fund's operating expenses, exclusive of management, distribution and service, and certain other fees and expenses, such that Other Expenses do not exceed 0.30% annually. This arrangement is effected by MFS bearing all of the fund's Other Expenses during the fund's fiscal year and the fund paying MFS an expense reimbursement fee not greater than
    0.30% of average daily net assets. Prior to February 1, 2003 the fund paid the investment adviser a reimbursement fee not greater than 0.20% of average daily net assets. To the extent that the expense reimbursement fee exceeds the fund's actual expenses, the excess will be applied to unreimbursed amounts paid by MFS under the current agreement. This agreement will terminate on the earlier of January 31, 2005 or such date as all expenses previously borne by MFS under the current agreement have been paid by the fund. To the extent actual expenses were over this limitation, the net investment loss per share and the ratios would have been:

Net investment loss                        $(0.02)          $(0.03)        $(0.06)        $(0.08)        $(0.04)        $(0.04)
------------------------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS):

Expenses##                                   2.18+            2.20           2.09           2.12           2.01           1.95
------------------------------------------------------------------------------------------------------------------------------
Net investment loss                         (0.33)+          (0.38)         (0.58)         (0.72)         (0.28)         (0.19)
------------------------------------------------------------------------------------------------------------------------------

  + Annualized.
 ++ Not annualized.
  # Per share data are based on average shares outstanding.
 ## Ratios do not reflect reductions from fees paid indirectly.
  ^ The fund's total return calculation includes proceeds received on March 26, 2003 from a non-recurring litigation settlement recorded as a realized gain on investment transactions. The proceeds resulted in an increase in the net asset value of $0.06 per share based on shares outstanding on the day the proceeds were received. Excluding the effect of this payment from the fund's ending net asset value per share, the total return for the year ended September 30, 2003 would have been 16.24%.
 ^^ The fund's total return calculation includes proceeds received on March 19, 2004 from a non-recurring litigation settlement recorded as a realized gain on investment transactions. The proceeds resulted in an increase in the net asset value of $0.01 per share based on shares outstanding on the day the proceeds were received. Excluding the effect of this payment from the fund's ending net asset value per share, the total return for the six months ended March 31, 2004 would have been 12.41%.

SEE NOTES TO FINANCIAL STATEMENTS

Financial Highlights - continued

                                          SIX MONTHS                                 YEAR ENDED 9/30
                                            ENDED          -------------------------------------------------------------------
CLASS I                                    3/31/04            2003          2002           2001           2000           1999
                                         (UNAUDITED)

Net asset value, beginning of period        $9.56            $8.15         $10.06         $13.03         $16.47         $16.96
------------------------------------------------------------------------------------------------------------------------------

INCOME FROM INVESTMENT
OPERATIONS#

  Net investment income(S)                  $0.05            $0.08          $0.07          $0.06          $0.12          $0.16
------------------------------------------------------------------------------------------------------------------------------
  Net realized and unrealized gain
  (loss) on investments and foreign
  currency                                   1.19             1.40          (1.92)         (2.91)         (1.13)          0.88
--------------------------------------   --------           ------         ------         ------         ------         ------
Total from investment operations            $1.24            $1.48         $(1.85)        $(2.85)        $(1.01)         $1.04
--------------------------------------   --------           ------         ------         ------         ------         ------

LESS DISTRIBUTIONS DECLARED
TO SHAREHOLDERS

  From net investment income               $(0.09)          $(0.07)        $(0.06)        $(0.12)        $(0.15)        $(0.15)
------------------------------------------------------------------------------------------------------------------------------
  From net realized gain on
  investments and foreign currency
  transactions                                 --               --             --             --          (2.26)         (1.38)
------------------------------------------------------------------------------------------------------------------------------
  In excess of net realized gain on
  investments and foreign currency
  transactions                                 --               --             --             --          (0.02)            --
--------------------------------------   --------           ------         ------         ------         ------         ------
Total distributions declared to
shareholders                               $(0.09)          $(0.07)        $(0.06)        $(0.12)        $(2.43)        $(1.53)
--------------------------------------   --------           ------         ------         ------         ------         ------
Net asset value, end of period             $10.71            $9.56          $8.15         $10.06         $13.03         $16.47
--------------------------------------   --------           ------         ------         ------         ------         ------
                                                 ^
Total return (%)                            12.97^^++        18.22^        (18.53)        (22.05)         (7.45)          5.97
------------------------------------------------------------------------------------------------------------------------------

Financial Highlights - continued

                                           SIX MONTHS                                  YEAR ENDED 9/30
                                             ENDED          ------------------------------------------------------------------
CLASS I (CONTINUED)                         3/31/04          2003            2002           2001          2000           1999
                                          (UNAUDITED)
RATIOS (%) TO AVERAGE
NET ASSETS AND
SUPPLEMENTAL DATA(S):

Expenses##                                   0.95+            0.91           0.85           0.87           0.87           0.86
------------------------------------------------------------------------------------------------------------------------------
Net investment income                        0.90+            0.92           0.65           0.52           0.84           0.90
------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover                             28               59             48             69             86             58
------------------------------------------------------------------------------------------------------------------------------
Net assets at end of period
(000 Omitted)                             $29,181          $25,809        $27,658        $38,108        $55,327        $85,880
------------------------------------------------------------------------------------------------------------------------------

(S) MFS has contractually agreed, subject to reimbursement, to bear a portion of the fund's "Other Expenses", which are defined as the fund's operating expenses, exclusive of management and certain other fees and expenses, such that Other
    Expenses do not exceed 0.30% annually. This arrangement is effected by MFS bearing all of the fund's Other Expenses during the fund's fiscal year and the fund paying MFS an expense reimbursement fee not greater than 0.30% of average daily net assets. Prior to February 1, 2003 the fund paid the investment adviser a reimbursement fee not greater than 0.20% of average daily net assets. To the extent that the expense reimbursement fee exceeds the fund's actual expenses, the excess will be applied to unreimbursed amounts paid by MFS under the current agreement. This agreement will terminate on the earlier of January 31, 2005 or such date as all expenses previously borne by MFS under the current agreement have been paid by the fund. To the extent actual expenses were over this limitation, the net investment income per share and the ratios would have been:

Net investment income                       $0.04            $0.05          $0.04          $0.03          $0.10          $0.14
------------------------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS):

Expenses##                                   1.18+            1.22           1.09           1.12           1.01           0.95
------------------------------------------------------------------------------------------------------------------------------
Net investment income                        0.67+            0.61           0.41           0.27           0.70           0.81
------------------------------------------------------------------------------------------------------------------------------

  + Annualized.
 ++ Not annualized.
  # Per share data are based on average shares outstanding.
 ## Ratios do not reflect reductions from fees paid indirectly.
  ^ The fund's total return calculation includes proceeds received on March 26, 2003 from a non-recurring litigation settlement recorded as a realized gain on investment transactions. The proceeds resulted in an increase in the net asset value of $0.06 per share based on shares outstanding on the day the proceeds were received. Excluding the effect of this payment from the fund's ending net asset value per share, the total return for the year ended September 30, 2003 would have been 17.50%.
 ^^ The fund's total return calculation includes proceeds received on March 19, 2004 from a non-recurring litigation settlement recorded as a realized gain on investment transactions. The proceeds resulted in an increase in the net asset value of $0.01 per share based on shares outstanding on the day the proceeds were received. Excluding the effect of this payment from the fund's ending net asset value per share, the total return for the six months ended March 31, 2004 would have been 12.91%.

SEE NOTES TO FINANCIAL STATEMENTS

-------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (unaudited)
-------------------------------------------------------------------------------

(1) BUSINESS AND ORGANIZATION

MFS Union Standard Equity Fund (the fund) is a diversified series of MFS Series Trust XI (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

(2) SIGNIFICANT ACCOUNTING POLICIES

GENERAL - The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The fund can invest in foreign securities. Investments in foreign securities are vulnerable to the effects of changes in the relative values of the local currency and the U.S. dollar and to the effects of changes in each country's legal, political, and economic environment.

INVESTMENT VALUATIONS - The fund uses independent pricing services approved by the Board of Trustees wherever possible to value its portfolio securities. Portfolio securities are valued at current market prices where current market prices are readily available, or the fund may fair value portfolio securities under the direction of the Board of Trustees when a determination is made that current market prices are not readily available. Equity securities in the fund's portfolio for which market quotations are available are valued at the last sale or official closing price as reported by an independent pricing service on the primary market or exchange on which they are primarily traded, or at the last quoted bid price for securities in which there were no sales during the day. Equity securities traded over the counter are valued at the last sales price traded each day as reported by an independent pricing service, or to the extent there are no sales reported, such securities are valued on the basis of quotations obtained from brokers and dealers. Equity securities for which it is determined that current market prices are not readily available will be fair valued under the direction of the Board of Trustees. The fund may also fair value foreign equity securities in cases where closing market prices are not readily available or are deemed not reflective of readily available market prices. For example, significant events (such as movement in the U.S. securities market, or other regional and local developments) may occur between the time that foreign markets close (where the security is principally traded) and the time that the fund calculates its net asset value (generally, the close of the NYSE) that may impact the value of securities traded in these foreign markets. In these cases, the fund may utilize information from an external vendor or other sources to adjust closing market prices of foreign equity securities to reflect what it believes to be the fair value of the securities as of the fund's valuation time. Because the frequency of significant events is not predictable, fair valuation of foreign equity securities may occur on a frequent basis. Short-term obligations with a remaining maturity in excess of 60 days will be valued upon dealer-supplied valuations. All other short-term obligations in the fund's portfolio are valued at amortized cost, which constitutes market value as determined by the Board of Trustees. Investment valuations, other assets, and liabilities initially expressed in foreign currencies are converted each business day into U.S. dollars based upon current exchange rates.

REPURCHASE AGREEMENTS - The fund may enter into repurchase agreements with institutions that the fund's investment adviser has determined are creditworthy. Each repurchase agreement is recorded at cost. The fund requires that the securities collateral in a repurchase transaction be transferred to the custodian in a manner sufficient to enable the fund to obtain those securities in the event of a default under the repurchase agreement. The fund monitors, on a daily basis, the value of the collateral to ensure that its value, including accrued interest, is greater than amounts owed to the fund under each such repurchase agreement. The fund, along with other affiliated entities of Massachusetts Financial Services Company (MFS), may utilize a joint trading account for the purpose of entering into one or more repurchase agreements.

SECURITY LOANS - State Street Bank and Trust Company ("State Street") as lending agent, may loan the securities of the fund to certain qualified institutions (the "Borrowers") approved by the fund. The loans are collateralized at all times by cash and/or U.S. Treasury securities in an amount at least equal to the market value of the securities loaned. State Street provides the fund with indemnification against Borrower default. The fund bears the risk of loss with respect to the investment of cash collateral. On loans collateralized by cash, the cash collateral is invested in a money market fund or short-term securities. A portion of the income generated upon investment of the collateral is remitted to the Borrowers, and the remainder is allocated between the fund and the lending agent. On loans collateralized by U.S. Treasury securities, a fee is received from the Borrower, and is allocated between the fund and the lending agent. Income from securities lending is included in interest income on the Statement of Operations. The dividend and interest income earned on the securities loaned is accounted for in the same manner as other dividend and interest income.

INVESTMENT TRANSACTIONS AND INCOME - Investment transactions are recorded on the trade date. Interest income is recorded on the accrual basis. All premium and discount is amortized or accreted for financial statement purposes in accordance with accounting principles generally accepted in the United States of America. All discount is accreted for tax reporting purposes as required by federal income tax regulations. Dividends received in cash are recorded on the ex-dividend date.

The fund was a participant in a class-action lawsuit against Cendant Corporation. On March 19, 2004 the fund received a cash settlement in the amount of $22,027, recorded as a realized gain on investment transactions. The proceeds from the non-recurring litigation settlement resulted in an increase in net asset value of $0.01 per share based on the shares outstanding on the day the proceeds were received. Excluding the effect of this payment from the fund's ending net asset value per share, total return for the six months ended March 31, 2004 would have been lower by 0.07%, 0.06%, 0.06%, and 0.06% for Class A, B, C, and I respectively.

FEES PAID INDIRECTLY - The fund's custody fee is reduced according to an arrangement that measures the value of cash deposited with the custodian by the fund. This amount is shown as a reduction of total expenses on the Statement of Operations.

TAX MATTERS AND DISTRIBUTIONS - The fund's policy is to comply with the provisions of the Internal Revenue Code (the Code) applicable to regulated investment companies and to distribute to shareholders all of its net taxable income, including any net realized gain on investments. Accordingly, no provision for federal income or excise tax is provided.

Distributions to shareholders are recorded on the ex-dividend date. The fund distinguishes between distributions on a tax basis and a financial reporting basis and only distributions in excess of tax basis earnings and profits are reported in the financial statements as distributions from paid-in capital. Differences in the recognition or classification of income between the financial statements and tax earnings and profits, which result in temporary over-distributions for financial statement purposes, are classified as distributions in excess of net investment income or net realized gains. Common types of book and tax differences that could occur include differences in accounting for capital losses.

The tax character of distributions declared for the years ended September 30, 2003 and September 30, 2002 was as follows:

                                                  9/30/03            9/30/02
Distributions declared from:
------------------------------------------------------------------------------
Ordinary income                                  $251,403           $252,045
------------------------------------------------------------------------------

As of September 30, 2003, the components of distributable earnings (accumulated losses) on a tax basis were as follows:

Undistributed ordinary income                                        $270,013
------------------------------------------------------------------------------
Capital loss carryforward                                         (12,342,401)
------------------------------------------------------------------------------
Post-October capital loss deferral                                 (3,277,412)
------------------------------------------------------------------------------
Unrealized appreciation                                             3,251,803
------------------------------------------------------------------------------

Post-October capital loss deferrals represent losses realized during the current fiscal year, but recognized for tax purposes in the next fiscal year.

For federal income tax purposes, the capital loss carryforward may be applied against any net taxable realized gains of each succeeding year until the earlier of its utilization or expiration on:

EXPIRATION DATE

September 30, 2008                                                  $(551,829)
------------------------------------------------------------------------------
September 30, 2009                                                         --
------------------------------------------------------------------------------
September 30, 2010                                                 (6,234,544)
------------------------------------------------------------------------------
September 30, 2011                                                 (5,556,028)
------------------------------------------------------------------------------
Total                                                            $(12,342,401)
------------------------------------------------------------------------------

MULTIPLE CLASSES OF SHARES OF BENEFICIAL INTEREST - The fund offers multiple classes of shares, which differ in their respective distribution and service fees. All shareholders bear the common expenses of the fund based on daily net assets of each class, without distinction between share classes. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. Class B shares will convert to Class A shares approximately eight years after purchase.

(3) TRANSACTIONS WITH AFFILIATES

INVESTMENT ADVISER - The fund has an investment advisory agreement with Massachusetts Financial Services Company (MFS) to provide overall investment advisory and administrative services, and general office facilities. The management fee is computed daily and paid monthly at an annual rate of 0.65% of the fund's average daily net assets.

MFS has contractually agreed, subject to reimbursement, to bear a portion of the fund's "Other Expenses", which are defined as the fund's operating expenses, exclusive of management, distribution and service, and certain other fees and expenses, such that Other Expenses do not exceed 0.30% annually. This arrangement is effected by MFS bearing all of the fund's other expenses during the fund's fiscal year and the fund paying MFS a reimbursement fee not greater than 0.30% of average daily net assets for Class A, Class B, Class C, and Class I shares. To the extent that the expense reimbursement fee exceeds the fund's actual expenses, the excess will be applied to unreimbursed amounts paid by MFS under the current agreement. This agreement will terminate on the earlier of January 31, 2005 or such date as all expenses previously borne by MFS under the current agreement have been paid by the fund. At March 31, 2004, aggregate unreimbursed expenses amounted to $23,662. The fund will not be required to reimburse MFS the $128,074 for expenses borne under a previous agreement that expired on January 31, 2004.

The fund pays compensation to the Independent Trustees ("Trustees") in the form of both a retainer and attendance fees, and pays no compensation directly to its Trustees who are officers of the investment adviser, or to officers of the fund, all of whom receive remuneration for their services to the fund from MFS. Certain officers and Trustees of the fund are officers or directors of MFS, MFS Fund Distributors, Inc. (MFD), and MFS Service Center, Inc. (MFSC).

ADMINISTRATOR - MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to certain funds for which MFS acts as investment adviser. Under an administrative services agreement between the funds and MFS, MFS is entitled to partial reimbursement of the costs MFS incurs to provide these services, subject to review and approval by the Board of Trustees. Each fund is allocated a portion of these administrative costs based on its size and relative average net assets, subject to a maximum amount, (i.e., each fund will pay the lesser of its allocated costs or a maximum amount based on its average daily net assets). For the six months ended March 31, 2004, the maximum amount is based on the following annual percentages of the fund's average daily net assets:

            First $2 billion                               0.0175%
            ------------------------------------------------------
            Next $2.5 billion                              0.0130%
            ------------------------------------------------------
            Next $2.5 billion                              0.0005%
            ------------------------------------------------------
            In excess of $7 billion                        0.0000%
            ------------------------------------------------------

For the six months ended March 31, 2004, the fund paid MFS $1,736, equivalent to 0.009% of average daily net assets, to partially reimburse MFS for the costs of providing administrative services. The maximum amount that could have been charged to the fund during the period for administrative costs equaled $3,372 or
0.0175 % of average daily net assets.

Effective April 1, 2004 the maximum amount is based on the following annual percentages of the fund's average daily net assets:

            First $2 billion                              0.01120%
            ------------------------------------------------------
            Next $2.5 billion                             0.00832%
            ------------------------------------------------------
            Next $2.5 billion                             0.00032%
            ------------------------------------------------------
            In excess of $7 billion                        0.0000%
            ------------------------------------------------------

DISTRIBUTOR - MFD, a wholly owned subsidiary of MFS, as distributor, received $3,415 for the six months ended March 31, 2004, as its portion of the sales charge on sales of Class A shares of the fund.

The Trustees have adopted a distribution plan for Class A, Class B, and Class C shares pursuant to Rule 12b-1 of the Investment Company Act of 1940 as follows:

The fund's distribution plan provides that the fund will pay MFD an annual percentage of its average daily net assets attributable to certain share classes in order that MFD may pay expenses on behalf of the fund related to the distribution and servicing of its shares. These expenses include a service fee paid to each securities dealer that enters into a sales agreement with MFD based on the average daily net assets of accounts attributable to such dealers. The fees are calculated based on each class' average daily net assets. The maximum distribution and service fees for each class of shares are as follows:

                                      CLASS A          CLASS B          CLASS C

Distribution Fee                        0.10%            0.75%            0.75%
-------------------------------------------------------------------------------
Service Fee                             0.25%            0.25%            0.25%
-------------------------------------------------------------------------------
Total Distribution Plan                 0.35%            1.00%            1.00%
-------------------------------------------------------------------------------

MFD retains the service fee for accounts not attributable to a securities dealer, which for the six months ended March 31, 2004 amounted to:

                                      CLASS A          CLASS B          CLASS C

Service Fee Retained by MFD            $1,657               $8               $1
-------------------------------------------------------------------------------

Certain Class A and Class C shares are subject to a contingent deferred sales charge in the event of a shareholder redemption within, for Class A shares, 12 months following the purchase, and, for Class C shares, the first year from the end of the calendar month of purchase. A contingent deferred sales charge is imposed on shareholder redemptions of Class B shares in the event of a shareholder redemption within six years from the end of the calendar month of purchase. MFD receives all contingent deferred sales charges. Contingent deferred sales charges imposed during the six months ended March 31, 2004, were as follows:

                                      CLASS A          CLASS B          CLASS C

Contingent Deferred Sales
Charges Imposed                           $14           $4,361               $7
-------------------------------------------------------------------------------

SHAREHOLDER SERVICING AGENT - Included in shareholder servicing costs is a fee paid to MFSC, a wholly owned subsidiary of MFS, for its services as shareholder servicing agent. The fee, which is calculated as a percentage of the fund's average daily net assets is set periodically under the supervision of the funds' Trustees. As of March 31, 2004, the fee is set at 0.11% of the fund's average daily net assets. Effective April 1, 2004, the fee is set at 0.10% of the fund's average net assets. For the six months ended March 31, 2004, the fund paid MFSC a fee of $21,183 for shareholder services which amounted to 0.11% of the fund's average net assets. Also included in shareholder servicing costs are out-of-pocket expenses, paid to MFSC, which amounted to $2,478 for the six months ended March 31, 2004, as well as other expenses paid to unaffiliated vendors.

(4) PORTFOLIO SECURITIES

Purchases and sales of investments, other than U.S. government securities, purchased option transactions, and short-term obligations, aggregated $10,858,258 and $10,312,553, respectively.

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

      Aggregate cost                                        $33,218,331
      ------------------------------------------------------------------
      Gross unrealized appreciation                          $8,048,371
      ------------------------------------------------------------------
      Gross unrealized depreciation                          (1,339,420)
      ------------------------------------------------------------------
      Net unrealized appreciation                            $6,708,951
      ------------------------------------------------------------------

(5) SHARES OF BENEFICIAL INTEREST

The fund's Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:

                                                   Six months ended                    Year ended
                                                        3/31/04                          9/30/03
                                               SHARES           AMOUNT          SHARES           AMOUNT

CLASS A SHARES

Shares sold                                      116,077        $1,198,933        313,026        $2,783,570
-----------------------------------------------------------------------------------------------------------
Shares issued to shareholders in
reinvestment of distributions                      3,811            38,451          2,153            18,692
-----------------------------------------------------------------------------------------------------------
Shares reacquired                                (98,296)       (1,026,273)      (342,322)       (3,023,243)
-----------------------------------------------------------------------------------------------------------
Net increase (decrease)                           21,592          $211,111        (27,143)        $(220,981)
-----------------------------------------------------------------------------------------------------------

CLASS B SHARES

Shares sold                                       19,676          $202,725        124,083        $1,104,004
-----------------------------------------------------------------------------------------------------------
Shares reacquired                                (23,597)         (236,249)      (218,658)       (1,780,263)
-----------------------------------------------------------------------------------------------------------
Net decrease                                      (3,921)         $(33,524)       (94,575)        $(676,259)
-----------------------------------------------------------------------------------------------------------

CLASS C SHARES

Shares sold                                       12,469          $126,269         14,261          $131,893
-----------------------------------------------------------------------------------------------------------
Shares reacquired                                 (8,936)          (92,010)       (51,855)         (412,125)
-----------------------------------------------------------------------------------------------------------
Net increase (decrease)                            3,533           $34,259        (37,594)        $(280,232)
-----------------------------------------------------------------------------------------------------------

CLASS I SHARES

Shares sold                                        4,097           $44,712          4,761           $44,332
-----------------------------------------------------------------------------------------------------------
Shares issued to shareholders in
reinvestment of distributions                     22,710           230,276         26,621           232,131
-----------------------------------------------------------------------------------------------------------
Shares reacquired                                 (2,507)          (26,844)      (722,966)       (6,340,494)
-----------------------------------------------------------------------------------------------------------
Net increase (decrease)                           24,300          $248,144       (691,584)      $(6,064,031)
-----------------------------------------------------------------------------------------------------------

(6) LINE OF CREDIT

The fund and other affiliated funds participate in an $800 million unsecured line of credit provided by a syndication of banks under a line of credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, at a rate equal to the bank's base rate plus 0.50%. In addition, a commitment fee, based on the average daily unused portion of the line of credit, is allocated among the participating funds at the end of each calendar quarter. The commitment fee allocated to the fund for the six months ended March 31, 2004 was $130. The fund had no borrowings during the period.

(7) LEGAL PROCEEDINGS

On March 31, 2004, MFS settled an administrative proceeding regarding disclosure of brokerage allocation practices in connection with fund sales. Under the terms of the settlement, in which MFS neither admitted nor denied any wrongdoing, MFS agreed to pay (one dollar) $1.00 in disgorgement and $50 million in penalty to certain MFS funds, pursuant to a plan to be approved by an independent distribution consultant. The agreement with the SEC is reflected in an order of the SEC. The settlement order states that MFS failed to adequately disclose to the Boards of Trustees and to shareholders of the MFS funds the specifics of its preferred arrangements with certain brokerage firms selling MFS fund shares. The settlement order states that MFS had in place policies designed to obtain best execution of all fund trades. As part of the settlement, MFS has retained an independent compliance consultant to review the completeness of its disclosure to fund trustees and to fund shareholders of strategic alliances between MFS or its affiliates and broker-dealers and other financial advisers who support the sale of fund shares. The brokerage allocation practices which were the subject of this proceeding were discontinued by MFS in November 2003.

In addition, in February, 2004, MFS reached agreement with the Securities and Exchange Commission ("SEC"), the New York Attorney General ("NYAG") and the Bureau of Securities Regulation of the State of New Hampshire ("NH") to settle administrative proceedings alleging false and misleading information in certain MFS fund prospectuses regarding market timing and related matters (the "February Settlements"). These regulators alleged that prospectus language for certain MFS funds was false and misleading because, although the prospectuses for those funds in the regulators' view indicated that the funds prohibited market timing, MFS did not limit trading activity in 11 domestic large cap stock, high grade bond and money market funds. MFS' former Chief Executive Officer, John W. Ballen, and former President, Kevin R. Parke, also reached agreement with the SEC in which they agreed to, among other terms, monetary fines and temporary suspensions from association with any investment adviser or registered investment company. Messrs. Ballen and Parke have resigned their positions with, and will not be returning to, MFS and the MFS funds. Under the terms of the February Settlements, MFS and the executives neither admit nor deny wrongdoing.

Under the terms of the February Settlements, a $225 million pool has been established for distribution to shareholders in certain of the MFS funds offered to retail investors ("Retail Funds"), which has been funded by MFS and of which $50 million is characterized as a penalty. This pool will be distributed in accordance with a methodology developed by an independent distribution consultant in consultation with MFS and the Boards of Trustees of the Retail Funds, and acceptable to the SEC. MFS has further agreed with the NYAG to reduce its management fees in the aggregate amount of approximately $25 million annually over the next five years, and not to increase certain management fees during this period. MFS has also paid an administrative fine to NH in the amount of $1 million, which will be used for investor education purposes (NH will retain $250,000 and $750,000 will be contributed to the North American Securities Administrators Association's Investor Protection Trust). In addition, under the terms of the February Settlements, MFS is in the process of adopting certain governance changes and reviewing its policies and procedures.

Since December 2003, MFS, Sun Life Financial Inc., various MFS funds, the Trustees of these MFS funds, and certain officers of MFS have been named as defendants in multiple lawsuits filed in federal and state courts. The lawsuits variously have been commenced as class actions or individual actions on behalf of investors who purchased, held or redeemed shares of the funds during specified periods, as class actions on behalf of participants in certain retirement plan accounts, or as derivative actions on behalf of the MFS funds. The lawsuits generally allege that some or all of the defendants (i) permitted or acquiesced in market timing and/or late trading in some of the MFS funds, inadequately disclosed MFS' internal policies concerning market timing and such matters, and received excessive compensation as fiduciaries to the MFS funds, or
(ii) permitted or acquiesced in the improper use of fund assets by MFS to support the distribution of fund shares and inadequately disclosed MFS' use of fund assets in this manner. The actions assert that some or all of the defendants violated the federal securities laws, including the Securities Act of 1933 and the Securities Exchange Act of 1934, the Investment Company Act of 1940 and the Investment Advisers Act of 1940, the Employee Retirement Income Security Act of 1974, as well as fiduciary duties and other violations of common law. The lawsuits seek unspecified compensatory damages. Insofar as any of the actions is appropriately brought derivatively on behalf of any of the MFS funds, any recovery will inure to the benefit of the funds. The defendants are reviewing the allegations of the multiple complaints and will respond appropriately. Additional lawsuits based on similar allegations may be filed in the future.

Any potential resolution of these matters may include, but not be limited to, judgments or settlements for damages against MFS, the MFS funds, or any other named defendant. As noted above, as part of the regulatory settlements, MFS has established a restitution pool in the amount of $225 million to compensate certain shareholders of the Retail Funds for damages that they allegedly sustained as a result of market timing or late trading in certain of the funds, and will pay $50 million to compensate certain MFS funds based upon the amount of brokerage commissions allocated in recognition of fund sales. It is not clear whether these amounts will be sufficient to compensate shareholders for all of the damage they allegedly sustained, whether certain shareholders or putative class members may have additional claims to compensation, or whether the damages that may be awarded in any of the actions will exceed these amounts. In the event the MFS funds incur any losses, costs or expenses in connection with such lawsuits, the Boards of Trustees of the affected funds may pursue claims on behalf of such funds against any party that may have liability to the funds in respect thereof.

Review of these matters by the independent Trustees of the MFS funds and their counsel is continuing. There can be no assurance that these regulatory actions and lawsuits, or the adverse publicity associated with these developments, will not result in increased fund redemptions, reduced sales of fund shares, or other adverse consequences to the funds.

----------------------------------------------------------------------------------------------------------------------------
TRUSTEES AND OFFICERS -- IDENTIFICATION AND BACKGROUND
----------------------------------------------------------------------------------------------------------------------------

The Trustees and officers of the Trust are listed below, together with their principal occupations during the past five years. (Their titles may have varied during that period.) The business address of each Trustee and officer is 500 Boylston
Street, Boston, Massachusetts 02116.

                                                                                 PRINCIPAL OCCUPATIONS & OTHER
                            POSITION(s) HELD       TRUSTEE/OFFICER                  DIRECTORSHIPS(2) DURING
NAME, DATE OF BIRTH            WITH FUND               SINCE(1)                        THE PAST FIVE YEARS
-------------------         ----------------       ---------------               -----------------------------
INTERESTED TRUSTEES
John W. Ballen(3)          Trustee and President     August 2001 until          Massachusetts Financial Services Company,
(born 09/12/59)                                      February 2004              Chief Executive Officer and Director (until
                                                                                February 2004)

Robert J. Manning(3)       Trustee and President     February 2004              Massachusetts Financial Services Company,
                                                                                Chief Executive Officer, President, Chief
(born 10/20/63)                                                                 Investment Officer and Director

Kevin R. Parke(3)          Trustee                   January 2002 until         Massachusetts Financial Services Company,
(born 12/14/59)                                      February 2004              President, Chief Investment Officer and
                                                                                Director (until February 2004)

Robert C. Pozen(3)         Trustee                   February 2004              Massachusetts Financial Services Company,
(born 08/08/46)                                                                 Chairman (since February 2004); Harvard Law
                                                                                School (education), John Olin Visiting
                                                                                Professor (since July 2002); Secretary of
                                                                                Economic Affairs, The Commonwealth of
                                                                                Massachusetts (January 2002 to December
                                                                                2002); Fidelity Investments, Vice Chairman
                                                                                (June 2000 to December 2001); Fidelity
                                                                                Management & Research Company (investment
                                                                                adviser), President (March 1997 to July
                                                                                2001); The Bank of New York (financial
                                                                                services), Director; Bell Canada Enterprises
                                                                                (telecommunications), Director; Telesat
                                                                                (satellite communications), Director

Jeffrey L. Shames(3)       Trustee                   October 1993 until         Massachusetts Financial Services Company,
(born 06/02/55)                                      February 2004              Chairman (until February 2004)

INDEPENDENT TRUSTEES
J. Atwood Ives             Chairman                  February 1992              Private investor; KeySpan Corporation (energy
(born 05/01/36)                                                                 related services), Director; Eastern
                                                                                Enterprises (diversified services company),
                                                                                Chairman, Trustee and Chief Executive Officer
                                                                                (until November 2000)

Lawrence H. Cohn, M.D.     Trustee                   August 1993                Brigham and Women's Hospital, Chief of
(born 03/11/37)                                                                 Cardiac Surgery; Harvard Medical School,
                                                                                Professor of Surgery

David H. Gunning           Trustee                   January 2004               Cleveland-Cliffs, Inc. (mining products and
(born 05/30/42)                                                                 service provider), Vice Chairman/ Director
                                                                                (since April 2001); Encinitos Ventures
                                                                                (private investment company), Principal (1997
                                                                                to April 2001); Lincoln Electric Holdings,
                                                                                Inc. (welding equipment manufacturer),
                                                                                Director; Southwest Gas Corporation (natural
                                                                                gas distribution company), Director

William R. Gutow           Trustee                   December 1993              Private investor and real estate consultant;
(born 09/27/41)                                                                 Capitol Entertainment Management Company
                                                                                (video franchise), Vice Chairman

Amy B. Lane                Trustee                   January 2004               Retired; Merrill Lynch & Co., Inc., Managing
(born 02/08/53)                                                                 Director, Investment Banking Group (1997 to
                                                                                February 2001); Borders Group, Inc. (book and
                                                                                music retailer), Director; Federal Realty
                                                                                Investment Trust (real estate investment
                                                                                trust), Trustee

Lawrence T. Perera         Trustee                   July 1981                  Hemenway & Barnes (attorneys), Partner
(born 06/23/35)

William J. Poorvu          Trustee                   August 1982                Private investor; Harvard University Graduate
(born 04/10/35)                                                                 School of Business Administration, Class of
                                                                                1961 Adjunct Professor in Entrepreneurship
                                                                                Emeritus; CBL & Associates Properties, Inc.
                                                                                (real estate investment trust), Director

J. Dale Sherratt           Trustee                   August 1993                Insight Resources, Inc. (acquisition planning
(born 09/23/38)                                                                 specialists), President; Wellfleet
                                                                                Investments (investor in health care
                                                                                companies), Managing General Partner (since
                                                                                1993); Cambridge Nutraceuticals (professional
                                                                                nutritional products), Chief Executive
                                                                                Officer (until May 2001)

Elaine R. Smith            Trustee                   February 1992              Independent health care industry consultant
(born 04/25/46)

Ward Smith                 Trustee                   October 1992               Private investor
(born 09/13/30)

OFFICERS
Robert J. Manning(3)       President and Trustee     February 2004              Massachusetts Financial Services Company,
(born 10/20/63)                                                                 Chief Executive Officer, President, Chief
                                                                                Investment Officer and Director.

John W. Ballen(3)          President and Trustee     August 2001 until          Massachusetts Financial Services Company,
(born 09/12/59)                                      February 2004              Chief Executive Officer and Director (until
                                                                                February 2004)

James R. Bordewick, Jr.(3) Assistant Secretary       September 1990             Massachusetts Financial Services Company,
                           and Assistant Clerk                                  Senior Vice President and Associate General
(born 03/06/59)                                                                 Counsel

Stephen E. Cavan(3)        Secretary and Clerk       December 1989 until        Massachusetts Financial Services Company,
(born 11/06/53)                                      March 2004                 Senior Vice President, General Counsel and
                                                                                Secretary (until March 2004)

Stephanie A. DeSisto(3)    Assistant Treasurer       May 2003                   Massachusetts Financial Services Company,
(born 10/01/53)                                                                 Vice President (since April 2003); Brown
                                                                                Brothers Harriman & Co., Senior Vice
                                                                                President (November 2002 to April 2003); ING
                                                                                Groep N.V./Aeltus Investment Management,
                                                                                Senior Vice President (prior to November
                                                                                2002)

Robert R. Flaherty(3)      Assistant Treasurer       August 2000                Massachusetts Financial Services Company,
(born 09/18/63)                                                                 Vice President (since August 2000); UAM Fund
                                                                                Services, Senior Vice President (prior to
                                                                                August 2000)

Richard M. Hisey(3)        Treasurer                 August 2002                Massachusetts Financial Services Company,
(born 08/29/58)                                                                 Senior Vice President (since July 2002); The
                                                                                Bank of New York, Senior Vice President
                                                                                (September 2000 to July 2002); Lexington
                                                                                Global Asset Managers, Inc., Executive Vice
                                                                                President and Chief Financial Officer (prior
                                                                                to September 2000); Lexington Funds, Chief
                                                                                Financial Officer (prior to September 2000)

Ellen Moynihan(3)          Assistant Treasurer       April 1997                 Massachusetts Financial Services Company,
(born 11/13/57)                                                                 Vice President

James O. Yost(3)           Assistant Treasurer       September 1990             Massachusetts Financial Services Company,
(born 06/12/60)                                                                 Senior Vice President
------------------
(1) Date first appointed to serve as Trustee/Officer of an MFS fund. Each Trustee has served continuously since appointment unless indicated otherwise.
(2) Directorships or trusteeships of companies required to report to the Securities and Exchange Commission (i.e., "public companies").
(3) "Interested person" of MFS within the meaning of the Investment Company Act of 1940 (referred to as the 1940 Act) which is the principal federal law governing investment companies like the series/the fund. The address of MFS is 500 Boylston
    Street, Boston, Massachusetts 02116.

The Trust does not hold annual shareholder meetings for the purpose of electing Trustees, and Trustees are not elected for fixed terms. The Trust will hold a shareholders' meeting in 2005 and at least once every five years thereafter to elect
Trustees. Each Trustee and officer holds office until his or her successor is chosen and qualified or until his or her earlier death, resignation, retirement or removal.

Each of the Trust's Trustees and officers holds comparable positions with certain other funds of which MFS or a subsidiary is the investment adviser or distributor, and, in the case of the officers, with certain affiliates of MFS. Each Trustee serves as a board member of 109 funds within the MFS Family of Funds.

The Statement of Additional Information contains further information about the Trustees and is available without charge upon request by calling 1-800-225-2606.
----------------------------------------------------------------------------------------------------------------------------

INVESTMENT ADVISER                                      CUSTODIAN
Massachusetts Financial Services Company                State Street Bank and Trust Company
500 Boylston Street, Boston, MA 02116-3741              225 Franklin Street, Boston, MA 02110

DISTRIBUTOR
MFS Fund Distributors, Inc.
500 Boylston Street, Boston, MA
02116-3741

PORTFOLIO MANAGERS
Lisa B. Nurme
James M. Perkins

-------------------------------------------------------------------------------
MONEY MANAGEMENT FOR ALL TYPES OF INVESTORS
-------------------------------------------------------------------------------

YOUR GOALS ARE IMPORTANT

MFS offers a complete range of investments and investment services to address specific financial needs over time. When your investing goals change, you can easily stay with MFS for the products you need, when you need them. Whether you're investing for college or retirement expenses or for tax management or estate planning, MFS will be there.

Ask your investment professional how MFS can help you move toward the goals you've set.

            MFS FAMILY OF FUNDS(R)

            More than 50 portfolios offer domestic and international equity and fixed-income investment across the full risk spectrum

            VARIABLE ANNUITIES

            A selection of annuity products with advantages for building and preserving wealth

            MFS 401(k) AND IRA SUITES

            Retirement plans for businesses and individuals

            MFS COLLEGE SAVINGS PLANS

            Investment products to help meet education expenses

            MFS PRIVATE PORTFOLIO SERVICES

            Investment advisory services that provide custom products for high-net-worth individuals

A prospectus for any MFS product can be obtained from your investment professional. You should read the prospectus carefully before investing as it contains complete information on the fund's investment objective(s), the risks associated with an investment in the fund, and the fees, charges, and expenses involved. These elements, as well as other information contained in the prospectus, should be considered carefully before investing.

Variable annuities are offered through MFS/Sun Life Financial Distributors, Inc.

-------------------------------------------------------------------------------
CONTACT INFORMATION
-------------------------------------------------------------------------------

INVESTOR INFORMATION

For information on MFS mutual funds, call your investment professional or, for an information kit, call toll free: 1-800-225-2606 any business day from 8 a.m. to 8 p.m. Eastern time.

A general description of the Fund's proxy voting policies and procedures is available without charge, upon request, by calling 202-547-7071, extension 201, by visiting www.jmr-financial.com/MFS or by visiting the SEC's website at http://www.sec. gov.

INVESTOR SERVICE

Write to us at: MFS Service Center, Inc.
                P.O. Box 2281
                Boston, MA 02107-9906

Type of Information            Phone number           Hours, Eastern Time
--------------------------------------------------------------------------------
General information            1-800-225-2606         8 a.m. to 8 p.m., any
                                                      business day
--------------------------------------------------------------------------------
Speech- or hearing-impaired    1-800-637-6576         9 a.m. to 5 p.m., any
                                                      business day
--------------------------------------------------------------------------------
Shares prices, account         1-800-MFS-TALK
balances exchanges             (1-800-637-8255)       24 hours a day, 365 days a
or stock and bond outlooks     touch-tone required    year
--------------------------------------------------------------------------------

WORLD WIDE WEB

Go to MFS.COM for a clear view of market events, investor education, account access, and product and performance insights.

Go paperless with EDELIVERY: Join your fellow shareholders who are already taking advantage of this great new benefit from MFS. With eDelivery, we send you prospectuses, reports, and proxies electronically. You get timely information without mailbox clutter (and help your fund save printing and postage costs).

SIGN-UP instructions: If your account is registered with us, go to mfs.com, log in to your account via MFS Access, and select the eDelivery sign up options.

If you own your MFS fund shares through a financial institution or through a retirement plan, MFS Talk, MFS Access, and eDelivery may not be available to you.

[logo] M F S(R)
INVESTMENT MANAGEMENT

500 Boylston Street
Boston, MA 02116-3741

(C) 2004 MFS Investment Management(R)
MFS(R) investment products are offered through MFS Fund Distributors, Inc. 500 Boylston Street, Boston, MA 02116
                                                               UNE-SEM-5/04 8M

ITEM 2. CODE OF ETHICS.

Applicable for semi-annual reports if the registrant has amended the code of ethics during the period covered by the report or has granted a waiver, including an implicit waiver, from a provision of the code of ethics. [Not applicable.]

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not Applicable for semi-annual reports.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not Applicable for semi-annual reports.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to the Registrant.

ITEM 6. SCHEDULE OF INVESTMENTS

Not applicable at this time. [Applicable for periods ending on or after July 9, 2004 (beginning with Form N-CSRs filed at the end of September, 2004 for July 31, 2004 reporting period.)]

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the Registrant.

ITEM 8. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable to the Registrant.

ITEM 9. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

ITEM 10. CONTROLS AND PROCEDURES.

(a) Based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this Form N-CSR, the registrant's principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant's last fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 11.  EXHIBITS.

(a) File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

    (1) An amendment to the code of ethics, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit: [Not applicable.]

    (2) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act (17 CFR 270.30a-2): Attached hereto.

(b) If the report is filed under Section 13(a) or 15(d) of the Exchange Act, provide the certifications required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)), Rule 13a-14(b) or Rule 15d-14(b) under the Exchange Act (17 CFR 240.13a-14(b) or 240.15d-14(b)) and Section 1350 of Chapter 63 of Title 18 of the United States Code (18 U.S.C. 1350) as an exhibit. A certification furnished pursuant to this paragraph will not be deemed "filed" for the purposes of Section 18 of the Exchange Act (15 U.S.C. 78r), or otherwise subject to the liability of that section. Such certification will not be deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Exchange Act, except to the extent that the registrant specifically incorporates it by reference: Attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) MFS SERIES TRUST XI

By (Signature and Title)*            ROBERT J. MANNING
                                     ------------------------------------------
                                     Robert J. Manning, President

Date:  May 24, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*            ROBERT J. MANNING
                                     ------------------------------------------
                                     Robert J. Manning, President (Principal
                                     Executive Officer)

Date:  May 24, 2004

By (Signature and Title)*            RICHARD M. HISEY
                                     ------------------------------------------
                                     Richard M. Hisey, Treasurer (Principal
                                     Financial Officer and Accounting Officer)

Date:  May 24, 2004

* Print name and title of each signing officer under his or her signature.